UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215-99

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Small-Cap Value Fund

Investor Class (PRSVX)

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Investor Class	$39	0.79%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$9,626,581
Number of Portfolio Holdings	382

Portfolio Turnover Rate	17.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	28.0%
Industrials & Business Services	12.9
Real Estate	11.0
Consumer Discretionary	9.6
Health Care	9.3
Information Technology	7.5
Energy	6.8
Utilities	5.6
Materials	4.9
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Pinnacle Financial Partners	1.7%
PennyMac Financial Services	1.4
Columbia Banking System	1.2
Carvana	1.1
SouthState	1.1
Mirion Technologies	1.0
Matador Resources	1.0
Western Alliance Bancorp	1.0
Texas Capital Bancshares	1.0
Houlihan Lokey	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F46-053 8/25

Small-Cap Value Fund

Investor Class (PRSVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Small-Cap Value Fund

Advisor Class (PASVX)

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Advisor Class	$59	1.20%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$9,626,581
Number of Portfolio Holdings	382

Portfolio Turnover Rate	17.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	28.0%
Industrials & Business Services	12.9
Real Estate	11.0
Consumer Discretionary	9.6
Health Care	9.3
Information Technology	7.5
Energy	6.8
Utilities	5.6
Materials	4.9
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Pinnacle Financial Partners	1.7%
PennyMac Financial Services	1.4
Columbia Banking System	1.2
Carvana	1.1
SouthState	1.1
Mirion Technologies	1.0
Matador Resources	1.0
Western Alliance Bancorp	1.0
Texas Capital Bancshares	1.0
Houlihan Lokey	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F246-053 8/25

Small-Cap Value Fund

Advisor Class (PASVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Small-Cap Value Fund

I Class (PRVIX)

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - I Class	$33	0.67%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$9,626,581
Number of Portfolio Holdings	382

Portfolio Turnover Rate	17.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	28.0%
Industrials & Business Services	12.9
Real Estate	11.0
Consumer Discretionary	9.6
Health Care	9.3
Information Technology	7.5
Energy	6.8
Utilities	5.6
Materials	4.9
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Pinnacle Financial Partners	1.7%
PennyMac Financial Services	1.4
Columbia Banking System	1.2
Carvana	1.1
SouthState	1.1
Mirion Technologies	1.0
Matador Resources	1.0
Western Alliance Bancorp	1.0
Texas Capital Bancshares	1.0
Houlihan Lokey	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F538-053 8/25

Small-Cap Value Fund

I Class (PRVIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Small-Cap Value Fund

Z Class (TRZVX)

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$9,626,581
Number of Portfolio Holdings	382

Portfolio Turnover Rate	17.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	28.0%
Industrials & Business Services	12.9
Real Estate	11.0
Consumer Discretionary	9.6
Health Care	9.3
Information Technology	7.5
Energy	6.8
Utilities	5.6
Materials	4.9
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Pinnacle Financial Partners	1.7%
PennyMac Financial Services	1.4
Columbia Banking System	1.2
Carvana	1.1
SouthState	1.1
Mirion Technologies	1.0
Matador Resources	1.0
Western Alliance Bancorp	1.0
Texas Capital Bancshares	1.0
Houlihan Lokey	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1269-053 8/25

Small-Cap Value Fund

Z Class (TRZVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSVX Small-Cap Value Fund
PASVX Small-Cap Value Fund–
.
Advisor Class
PRVIX Small-Cap Value Fund–
.
I Class
TRZVX Small-Cap Value Fund–
.
Z Class

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 52 .79 $ 51 .99 $ 47 .90 $ 61 .79 $ 52 .79 $ 47 .91
Investment
activities
Net investment
income
(1)(2)
0 .21 0 .38 0 .36 0 .20 0 .18 0 .23
Net realized and
unrealized gain/
loss ( 1 .36 ) 5 .58 5 .43 ( 11 .56 ) 13 .13 5 .72
Total from
investment
activities ( 1 .15 ) 5 .96 5 .79 ( 11 .36 ) 13 .31 5 .95
Distributions
Net investment
income — ( 0 .48 ) ( 0 .33 ) ( 0 .18 ) ( 0 .21 ) ( 0 .19 )
Net realized gain — ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 ) ( 0 .88 )
Total distributions — ( 5 .16 ) ( 1 .70 ) ( 2 .53 ) ( 4 .31 ) ( 1 .07 )
NET ASSET
VALUE
End of period $ 51 .64 $ 52 .79 $ 51 .99 $ 47 .90 $ 61 .79 $ 52 .79

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
( 2 .18 ) % 10 .93% 12 .22% ( 18 .55 ) % 25 .54% 12 .50%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .79%
(4)
0 .77% 0 .78% 0 .79% 0 .75% 0 .76%
Net expenses
after waivers/
payments by
Price Associates 0 .79%
(4)
0 .77% 0 .78% 0 .79% 0 .75% 0 .76%
Net investment
income 0 .85%
(4)
0 .70% 0 .74% 0 .37% 0 .29% 0 .53%
Portfolio turnover
rate 17 .7% 32 .4% 27 .5% 20 .7% 25 .1% 28 .0%
Net assets, end of
period (in millions) $3,763 $4,225 $4,532 $4,565 $7,722 $6,301
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 52 .71 $ 51 .88 $ 47 .76 $ 61 .60 $ 52 .64 $ 47 .80
Investment
activities
Net investment
income (loss)
(1)(2)
0 .11 0 .17 0 .22 0 .02 ( 0 .02 ) 0 .11
Net realized and
unrealized gain/
loss ( 1 .36 ) 5 .53 5 .39 ( 11 .51 ) 13 .08 5 .66
Total from
investment
activities ( 1 .25 ) 5 .70 5 .61 ( 11 .49 ) 13 .06 5 .77
Distributions
Net investment
income — ( 0 .19 ) ( 0 .12 ) — — ( 0 .05 )
Net realized gain — ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 ) ( 0 .88 )
Total distributions — ( 4 .87 ) ( 1 .49 ) ( 2 .35 ) ( 4 .10 ) ( 0 .93 )
NET ASSET
VALUE
End of period $ 51 .46 $ 52 .71 $ 51 .88 $ 47 .76 $ 61 .60 $ 52 .64

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
( 2 .37 ) % 10 .49% 11 .87% ( 18 .81 ) % 25 .12% 12 .14%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .20%
(4)
1 .16% 1 .08% 1 .14% 1 .08% 1 .06%
Net expenses
after waivers/
payments by
Price Associates 1 .20%
(4)
1 .16% 1 .08% 1 .14% 1 .08% 1 .06%
Net investment
income (loss) 0 .44%
(4)
0 .32% 0 .44% 0 .03% ( 0 .04 ) % 0 .25%
Portfolio turnover
rate 17 .7% 32 .4% 27 .5% 20 .7% 25 .1% 28 .0%
Net assets, end of
period (in millions) $43 $49 $65 $77 $105 $97
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 52 .64 $ 51 .87 $ 47 .80 $ 61 .72 $ 52 .76 $ 47 .89
Investment
activities
Net investment
income
(1)(2)
0 .25 0 .44 0 .42 0 .28 0 .25 0 .27
Net realized and
unrealized gain/
loss ( 1 .36 ) 5 .57 5 .41 ( 11 .55 ) 13 .12 5 .72
Total from
investment
activities ( 1 .11 ) 6 .01 5 .83 ( 11 .27 ) 13 .37 5 .99
Distributions
Net investment
income — ( 0 .56 ) ( 0 .39 ) ( 0 .30 ) ( 0 .31 ) ( 0 .24 )
Net realized gain — ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 ) ( 0 .88 )
Total distributions — ( 5 .24 ) ( 1 .76 ) ( 2 .65 ) ( 4 .41 ) ( 1 .12 )
NET ASSET
VALUE
End of period $ 51 .53 $ 52 .64 $ 51 .87 $ 47 .80 $ 61 .72 $ 52 .76

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
( 2 .11 ) % 11 .05% 12 .33% ( 18 .43 ) % 25 .67% 12 .59%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .67%
(4)
0 .66% 0 .67% 0 .67% 0 .65% 0 .66%
Net expenses
after waivers/
payments by
Price Associates 0 .67%
(4)
0 .66% 0 .67% 0 .67% 0 .65% 0 .66%
Net investment
income 0 .98%
(4)
0 .81% 0 .86% 0 .52% 0 .40% 0 .63%
Portfolio turnover
rate 17 .7% 32 .4% 27 .5% 20 .7% 25 .1% 28 .0%
Net assets, end of
period (in millions) $2,835 $3,025 $2,975 $2,900 $2,388 $1,507
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 52 .91 $ 52 .06 $ 47 .95 $ 61 .88 $ 52 .83 $ 30 .66
Investment
activities
Net investment
income
(2)(3)
0 .42 0 .81 0 .75 0 .63 0 .64 0 .43
Net realized and
unrealized gain/
loss ( 1 .36 ) 5 .63 5 .44 ( 11 .59 ) 13 .16 23 .08
Total from
investment
activities ( 0 .94 ) 6 .44 6 .19 ( 10 .96 ) 13 .80 23 .51
Distributions
Net investment
income — ( 0 .91 ) ( 0 .71 ) ( 0 .62 ) ( 0 .65 ) ( 0 .46 )
Net realized gain — ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 ) ( 0 .88 )
Total distributions — ( 5 .59 ) ( 2 .08 ) ( 2 .97 ) ( 4 .75 ) ( 1 .34 )
NET ASSET
VALUE
End of period $ 51 .97 $ 52 .91 $ 52 .06 $ 47 .95 $ 61 .88 $ 52 .83

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
( 1 .78 ) % 11 .81% 13 .08% ( 17 .90 ) % 26 .48% 76 .84%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .64%
(5)
0 .64% 0 .65% 0 .65% 0 .64% 0 .64%
(5)
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment
income 1 .64%
(5)
1 .48% 1 .53% 1 .17% 1 .04% 1 .26%
(5)
Portfolio turnover
rate 17 .7% 32 .4% 27 .5% 20 .7% 25 .1% 28 .0%
Net assets, end of
period (in millions) $2,986 $3,174 $3,004 $2,754 $4,046 $3,420
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Value Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.8%
COMMUNICATION SERVICES  1.8%
Diversified Telecommunication Services  0.0%
AST SpaceMobile (1) 96,195 4,495
GCI Liberty, Class A, EC (1)(2) 399,039 —
4,495
Entertainment  0.9%
Liberty Media Corp-Liberty Live, Class C (1) 724,507 58,801
Madison Square Garden Sports (1) 116,119 24,263
83,064
Media  0.9%
Advantage Solutions (1)(3) 5,529,876 7,300
Advantage Solutions, Warrants, 12/31/26 (1) 400,000 6
New York Times, Class A  1,390,928 77,864
85,170
Total Communication Services 172,729
CONSUMER DISCRETIONARY  9.5%
Automobile Components  1.0%
Dorman Products (1) 235,564 28,897
Patrick Industries  131,803 12,162
Visteon (1) 614,527 57,335
98,394
Broadline Retail  0.3%
Ollie's Bargain Outlet Holdings (1) 64,282 8,471
Savers Value Village (1)(3) 2,425,946 24,745
33,216
Distributors  0.1%
Pool Corp  30,529 8,899
8,899
Diversified Consumer Services  0.9%
Grand Canyon Education (1) 74,189 14,022
Strategic Education  866,813 73,792
87,814
Hotels, Restaurants & Leisure  1.8%
BJ's Restaurants (1) 184,320 8,221
Dutch Bros, Class A (1) 633,221 43,293
Life Time Group Holdings (1) 492,476 14,937
Marriott Vacations Worldwide  485,913 35,136
Papa John's International  477,712 23,379

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sportradar Group, Class A (1) 356,223 10,003
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(2)(4)(5) 1,439,856 5,356
United Parks & Resorts (1)(3) 45,580 2,149
Wingstop  53,138 17,894
Wyndham Hotels & Resorts  216,700 17,598
177,966
Household Durables  0.8%
Champion Homes (1) 360,855 22,593
Installed Building Products  53,145 9,583
Meritage Homes  285,168 19,098
Taylor Morrison Home (1) 401,233 24,644
75,918
Leisure Products  0.6%
Peloton Interactive, Class A (1)(3) 7,662,467 53,178
Rad Power Bikes, Class A, Acquisition Date: 1/22/21 - 9/16/21,
Cost $21,320 (1)(2)(4) 3,355,939 671
53,849
Specialty Retail  2.9%
Abercrombie & Fitch, Class A (1) 237,130 19,646
Asbury Automotive Group (1) 57,331 13,676
Boot Barn Holdings (1) 143,613 21,829
Carvana (1) 316,654 106,700
Chewy, Class A (1) 686,149 29,244
Floor & Decor Holdings, Class A (1) 96,604 7,338
Group 1 Automotive  52,126 22,764
Urban Outfitters (1) 502,336 36,439
Victoria's Secret (1) 1,293,166 23,949
281,585
Textiles, Apparel & Luxury Goods  1.1%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(2)(4) 3,303,766 14,338
Figs, Class A (1) 5,790,471 32,658
Kontoor Brands  265,999 17,548
Steven Madden  899,860 21,579
Under Armour, Class A (1)(3) 2,418,018 16,515
102,638
Total Consumer Discretionary 920,279
CONSUMER STAPLES  1.8%
Beverages  0.0%
Boston Beer, Class A (1) 2,990 571
571

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  0.1%
Grocery Outlet Holding (1) 778,363 9,667
9,667
Food Products  1.4%
Farmers Business Network, Warrants, 9/29/33, Acquisition
Date: 9/29/23 - 6/20/25, Cost $— (1)(2)(4) 13,891,000 —
Nomad Foods  1,445,888 24,566
Post Holdings (1) 445,766 48,602
Simply Good Foods (1) 461,329 14,573
TreeHouse Foods (1) 1,615,512 31,373
Utz Brands  856,894 10,754
129,868
Household Products  0.1%
Reynolds Consumer Products  465,846 9,978
9,978
Personal Care Products  0.2%
BellRing Brands (1) 237,331 13,749
Olaplex Holdings (1)(3) 4,559,338 6,383
20,132
Total Consumer Staples 170,216
ENERGY  6.8%
Energy Equipment & Services  2.6%
Cactus, Class A  952,542 41,645
Enerflex (CAD)  5,399,370 42,624
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $20,874 (1)(2)(4)(5)(6) 20,874,541 11,272
Expro Group Holdings (1) 3,028,549 26,015
Kodiak Gas Services  407,651 13,970
Liberty Energy, Class A  1,090,305 12,517
Noble  401,567 10,662
Solaris Energy Infrastructure  203,620 5,761
TechnipFMC  2,410,568 83,020
247,486
Oil, Gas & Consumable Fuels  4.2%
Delek U.S. Holdings  823,712 17,446
Expand Energy  486,902 56,938
Gulfport Energy (1) 168,322 33,861
Magnolia Oil & Gas, Class A  2,426,045 54,538
Matador Resources  2,003,661 95,615
PBF Energy, Class A  1,308,347 28,352
Permian Resources  4,027,796 54,859

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Range Resources  1,486,015 60,436
402,045
Total Energy 649,531
FINANCIALS  27.7%
Banks  18.5%
Banc of California  3,779,563 53,103
BankUnited  1,124,095 40,007
Blue Foundry Bancorp (1) 873,585 8,360
Byline Bancorp  365,761 9,777
Cadence Bank  654,350 20,926
Cathay General Bancorp  666,565 30,349
Coastal Financial (1) 713,629 69,129
Columbia Banking System  5,070,469 118,548
CRB Group, Acquisition Date: 4/14/22, Cost $3,215 (1)(2)(4) 30,579 1,935
Dogwood State Bank (1) 477,879 7,264
Eagle Bancorp  110,500 2,153
East West Bancorp  906,365 91,525
Eastern Bankshares  3,342,960 51,047
FB Financial  1,551,072 70,264
First Busey  294,451 6,738
Flagstar Financial  4,725,508 50,090
FS Bancorp (6) 653,025 25,716
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(2)(4) 503,404 2,265
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(4) 100,220 68
HarborOne Bancorp  1,088,359 12,712
Home BancShares  2,826,801 80,451
International Bancshares  147,300 9,804
John Marshall Bancorp (6) 1,272,596 23,581
Live Oak Bancshares (6) 2,459,038 73,279
National Bank Holdings, Class A  1,068,539 40,188
Origin Bancorp  20,934 748
Pacific Premier Bancorp  1,852,760 39,075
Pinnacle Financial Partners  1,500,065 165,622
Ponce Financial Group (1) 1,181,173 16,347
Popular  637,961 70,310
Preferred Bank  644,439 55,773
Prosperity Bancshares  475,912 33,428
Southern First Bancshares (1)(6) 471,230 17,921
SouthState  1,158,511 106,618
Synovus Financial  630,937 32,651
Texas Capital Bancshares (1) 1,167,109 92,668

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Towne Bank  2,402,617 82,121
Webster Financial  526,492 28,746
Western Alliance Bancorp  1,214,613 94,716
WSFS Financial  804,258 44,234
1,780,257
Capital Markets  2.4%
Etoro Group, Class A (1) 280,575 18,684
Hamilton Lane, Class A  270,851 38,493
Houlihan Lokey  509,779 91,735
OTC Markets Group, Class A  395,679 22,554
Sprott  139,908 9,666
StepStone Group, Class A  465,585 25,840
StoneX Group (1) 289,450 26,380
233,352
Consumer Finance  0.3%
PRA Group (1) 1,953,970 28,821
28,821
Financial Services  3.5%
HA Sustainable Infrastructure Capital  3,094,746 83,125
Marqeta, Class A (1) 6,442,683 37,561
PennyMac Financial Services  1,334,305 132,950
Sezzle (1) 159,577 28,604
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(2)(4) 38,630 64
Walker & Dunlop  707,869 49,891
332,195
Insurance  2.6%
Ategrity Specialty Holdings (1) 363,600 7,825
Baldwin Insurance Group (1)(3) 679,912 29,107
Coalition, Series A, Acquisition Date: 9/13/21, Cost $357 (1)(2)
(4) 21,587 190
Goosehead Insurance, Class A (3) 325,087 34,300
Hagerty, Class A (1) 32,950 333
James River Group Holdings (6) 2,843,333 16,662
Palomar Holdings (1) 36,633 5,651
Primerica  102,357 28,012
RLI  329,160 23,772
Root, Class A (1) 178,247 22,810
Ryan Specialty Holdings  747,014 50,789
TWFG (1) 448,008 15,680
White Mountains Insurance Group  9,317 16,731
251,862

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mortgage Real Estate Investment Trusts  0.4%
PennyMac Mortgage Investment Trust, REIT  3,298,469 42,418
42,418
Total Financials 2,668,905
HEALTH CARE  9.0%
Biotechnology  3.5%
Applied Therapeutics (1)(6) 11,470,668 3,569
Arcellx (1)
327,725 21,581
Arrowhead Pharmaceuticals (1) 431,266 6,814
Ascendis Pharma, ADR (1) 142,967 24,676
Black Diamond Therapeutics (1) 2,415,159 5,990
Cabaletta Bio (1) 3,564,848 5,419
CRISPR Therapeutics (1)(3) 288,493 14,032
Cytokinetics (1) 2,102,466 69,465
Denali Therapeutics (1) 597,087 8,353
Dyne Therapeutics (1) 1,008,635 9,602
Erasca (1) 6,120,667 7,773
Immatics (1)(3) 4,699,991 25,286
Immunocore Holdings, ADR (1)(3) 1,073,849 33,697
Immunome (1)(3) 936,274 8,707
Immunovant (1) 668,565 10,697
Ionis Pharmaceuticals (1) 395,882 15,641
Jasper Therapeutics (1) 437,643 2,429
Karyopharm Therapeutics (1)(3)(6) 446,285 1,924
Metsera (1) 317,228 9,025
Nurix Therapeutics (1) 583,220 6,643
Prime Medicine (1)(3) 3,569,787 8,817
Sarepta Therapeutics (1) 245,707 4,202
Tango Therapeutics (1)(3) 1,658,477 8,491
Vaxcyte (1) 790,667 25,705
338,538
Health Care Equipment & Supplies  1.1%
Avanos Medical (1) 2,197,580 26,898
Lantheus Holdings (1) 402,792 32,973
Neogen (1)(3) 1,366,813 6,533
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)
(2)(4) 2,631,808 816
QuidelOrtho (1) 1,489,034 42,914
110,134
Health Care Providers & Services  2.7%
Alignment Healthcare (1) 1,909,811 26,737

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BrightSpring Health Services (1) 1,064,388 25,109
Capsule, Acquisition Date: 4/7/21, Cost $3,065 (1)(2)(4) 211,518 273
Concentra Group Holdings Parent  2,693,827 55,412
Ensign Group  299,884 46,260
Innovage Holding (1) 3,384,291 12,488
NeoGenomics (1) 384,517 2,811
Oscar Health, Class A (1) 2,611,360 55,988
Select Medical Holdings  2,126,309 32,277
257,355
Health Care Technology  0.4%
Doximity, Class A (1) 634,723 38,934
38,934
Life Sciences Tools & Services  0.6%
10X Genomics, Class A (1) 591,000 6,844
Maravai LifeSciences Holdings, Class A (1)(3) 336,743 811
Personalis (1) 765,800 5,024
Repligen (1) 39,054 4,857
Sotera Health (1)(3) 1,668,909 18,558
Stevanato Group (3) 821,475 20,069
56,163
Pharmaceuticals  0.7%
Elanco Animal Health (1) 3,523,537 50,316
Icosavax, CVR (1)(2) 1,240,955 —
Neumora Therapeutics (1) 1,291,111 947
Perrigo  424,587 11,345
Rapport Therapeutics (1)(3) 381,044 4,332
66,940
Total Health Care 868,064
INDUSTRIALS & BUSINESS SERVICES  12.4%
Aerospace & Defense  1.2%
BWX Technologies  77,216 11,124
Karman Holdings (1) 223,660 11,266
Kratos Defense & Security Solutions (1) 124,959 5,804
Leonardo DRS  913,596 42,464
Loar Holdings (1) 134,084 11,554
MDA Space (CAD) (1) 232,505 5,995
Mercury Systems (1) 313,596 16,890
Moog, Class A  78,841 14,268
119,365
Building Products  1.0%
AZZ  211,344 19,968

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Simpson Manufacturing  1,000 155
Trex (1) 51,650 2,809
UFP Industries  431,074 42,831
Zurn Elkay Water Solutions  799,309 29,231
94,994
Commercial Services & Supplies  1.5%
Brady, Class A  212,468 14,441
BrightView Holdings (1) 133,140 2,217
Casella Waste Systems, Class A (1) 276,854 31,943
MSA Safety  140,948 23,613
Pitney Bowes  1,149,365 12,540
Tetra Tech  33,832 1,217
UniFirst  100,902 18,992
VSE  318,068 41,660
146,623
Construction & Engineering  0.9%
Arcosa  374,400 32,464
MYR Group (1) 82,388 14,949
Valmont Industries  78,854 25,751
WillScot Holdings  644,802 17,668
90,832
Electrical Equipment  0.7%
NEXTracker, Class A (1) 559,774 30,435
Shoals Technologies Group, Class A (1) 2,863,482 12,170
Thermon Group Holdings (1) 749,803 21,054
63,659
Ground Transportation  0.7%
Covenant Logistics Group  301,937 7,280
Landstar System  328,234 45,631
Saia (1) 41,193 11,286
64,197
Machinery  3.6%
AGCO  53,749 5,545
Alamo Group  59,534 13,001
Crane  166,679 31,651
Douglas Dynamics  573,888 16,912
Enpro  160,451 30,734
Esab  404,817 48,801
ESCO Technologies  149,794 28,741
Federal Signal  58,157 6,189
Helios Technologies  445,182 14,856

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hillenbrand  575,729 11,555
Hillman Solutions (1) 2,055,131 14,673
JBT Marel  311,880 37,507
RBC Bearings (1) 164,847 63,433
Shyft Group (6) 2,100,702 26,343
SPX Technologies (1) 997 167
Toro  1,397 99
350,207
Marine Transportation  0.3%
Matson  258,662 28,802
28,802
Passenger Airlines  0.5%
Allegiant Travel  577,306 31,723
Sun Country Airlines Holdings (1) 1,107,128 13,009
44,732
Professional Services  1.0%
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(2)(4) 211,422 1,298
Conduent (1) 2,689,911 7,101
FTI Consulting (1) 146,051 23,587
Parsons (1) 136,411 9,790
Robert Half  23,098 948
UL Solutions, Class A  519,963 37,885
Upwork (1) 920,141 12,367
92,976
Trading Companies & Distributors  1.0%
Air Lease  336,710 19,694
Custom Truck One Source (1)(3) 2,068,610 10,219
Diploma (GBP)  79,511 5,338
Herc Holdings  57,679 7,596
McGrath RentCorp  93,458 10,837
Rush Enterprises, Class A  663,975 34,201
SiteOne Landscape Supply (1) 78,280 9,467
97,352
Total Industrials & Business Services 1,193,739
INFORMATION TECHNOLOGY  6.9%
Communications Equipment  0.6%
Viavi Solutions (1) 6,014,115 60,562
60,562
Electronic Equipment, Instruments & Components  2.4%
Bel Fuse, Class B  104,400 10,199

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insight Enterprises (1) 24,787 3,423
Littelfuse  208,642 47,305
Mirion Technologies (1) 4,548,647 97,932
Ouster (1) 306,400 7,430
PAR Technology (1) 507,490 35,205
TTM Technologies (1) 796,038 32,494
233,988
IT Services  0.3%
ASGN (1) 127,674 6,375
Endava, ADR (1) 1,186,697 18,180
Globant (1) 1,057 96
24,651
Semiconductors & Semiconductor Equipment  1.5%
Allegro MicroSystems (1) 693,040 23,695
Entegris  124,752 10,061
Lattice Semiconductor (1) 650,052 31,846
MACOM Technology Solutions Holdings (1) 372,172 53,329
Navitas Semiconductor (1) 812,100 5,319
Onto Innovation (1) 194,480 19,629
143,879
Software  2.1%
Alarm.com Holdings (1) 243,711 13,787
Apiture, Acquisition Date: 7/1/20 - 11/6/23, Cost $11,099 (1)(2)
(4)(6) 687,865 8,695
Apiture, Voting Shares, Acquisition Date: 11/6/23, Cost $252 (1)
(2)(4)(6) 15,000 189
Aurora Innovation (1) 1,873,682 9,818
BILL Holdings (1) 24,037 1,112
Cellebrite DI (1) 300,600 4,809
Circle Internet Group (1)(3) 54,447 9,871
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,474 (1)(2)
(4) 559,515 14,268
I3 Verticals, Class A (1) 684,304 18,805
Intapp (1) 243,429 12,566
JFrog (1) 555,588 24,379
nCino (1)(3) 1,724,748 48,241
Onestream (1) 287,020 8,123
Workiva (1) 450,000 30,802
205,465
Total Information Technology 668,545

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  4.3%
Chemicals  1.4%
Cabot  171,920 12,894
Element Solutions  2,457,017 55,652
HB Fuller  524,116 31,526
PureCycle Technologies (1)(3) 347,767 4,764
Quaker Chemical (3) 262,016 29,330
134,166
Construction Materials  0.2%
Knife River (1) 249,463 20,366
20,366
Metals & Mining  2.5%
Capstone Copper (CAD) (1) 3,923,074 24,084
Carpenter Technology  287 79
Commercial Metals  129,614 6,340
Constellium (1) 5,382,061 71,581
IAMGOLD (1) 2,018,785 14,838
OR Royalties  767,437 19,731
Reliance  239,146 75,068
Warrior Met Coal  703,837 32,257
243,978
Paper & Forest Products  0.2%
Louisiana-Pacific  81,438 7,003
West Fraser Timber (CAD)  120,888 8,865
West Fraser Timber (3) 59,569 4,366
20,234
Total Materials 418,744
REAL ESTATE  11.0%
Diversified Real Estate Investment Trusts  1.0%
American Assets Trust, REIT  1,138,724 22,490
Essential Properties Realty Trust, REIT  2,235,114 71,322
93,812
Health Care Real Estate Investment Trusts  0.4%
CareTrust REIT, REIT  1,265,000 38,709
38,709
Hotel & Resort Real Estate Investment Trusts  0.9%
Pebblebrook Hotel Trust, REIT  5,742,150 57,364
Ryman Hospitality Properties, REIT  330,900 32,650
90,014

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  1.6%
EastGroup Properties, REIT  409,360 68,412
Terreno Realty, REIT  1,504,165 84,339
152,751
Office Real Estate Investment Trusts  1.7%
Empire State Realty Trust, Class A, REIT  2,169,463 17,551
Highwoods Properties, REIT  1,961,837 60,994
Hudson Pacific Properties, REIT  5,996,843 16,431
IQHQ, Class A-1, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,131 (1)(2)(4) 866,287 4,262
Kilroy Realty, REIT  1,749,490 60,025
159,263
Real Estate Management & Development  0.8%
Colliers International Group  178,142 23,255
FirstService  196,385 34,293
Opendoor Technologies (1) 9,413,392 5,017
Redfin (1) 99,453 1,113
St. Joe  197,194 9,406
73,084
Residential Real Estate Investment Trusts  1.4%
Apartment Investment & Management, Class A, REIT  1,522,998 13,174
Independence Realty Trust, REIT  3,957,902 70,015
UMH Properties, REIT  3,312,457 55,616
138,805
Retail Real Estate Investment Trusts  2.0%
Curbline Properties, REIT  3,110,806 71,020
Macerich, REIT  2,888,028 46,728
NETSTREIT, REIT  2,867,192 48,542
Saul Centers, REIT  738,410 25,209
191,499
Specialized Real Estate Investment Trusts  1.2%
CubeSmart, REIT  1,482,740 63,017
Safehold, REIT (3) 2,463,899 38,338
Smartstop Self Storage REIT  317,759 11,512
112,867
Total Real Estate 1,050,804
UTILITIES  5.6%
Electric Utilities  2.6%
Hawaiian Electric Industries (1) 3,618,001 38,460
IDACORP  513,961 59,337

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MGE Energy  164,771 14,572
OGE Energy  1,178,713 52,311
TXNM Energy  1,532,295 86,299
250,979
Gas Utilities  2.1%
Chesapeake Utilities  650,891 78,250
MDU Resources Group  451,635 7,529
ONE Gas  1,140,679 81,969
Southwest Gas Holdings  438,511 32,621
200,369
Water Utilities  0.9%
Artesian Resources, Class A (6) 589,753 19,792
California Water Service Group  930,342 42,312
Middlesex Water  442,758 23,989
86,093
Total Utilities 537,441
Total Common Stocks (Cost $7,034,751) 9,318,997
CONVERTIBLE BONDS  0.1%
CONSUMER STAPLES  0.1%
Food Products  0.1%
Farmers Business Network, 15.00%, 9/29/25, Acquisition Date:
6/20/25, Cost $3,200 (2)(4) 3,200,000 3,200
Farmers Business Network, 15.00%, 9/29/25, Acquisition Date:
9/29/23, Cost $10,691 (2)(4) 10,691,000 10,691
Total Consumer Staples 13,891
Total Convertible Bonds (Cost $13,891) 13,891
CONVERTIBLE PREFERRED STOCKS  2.4%
CONSUMER DISCRETIONARY  0.1%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)
(2)(4)(5) 282,711 1,052
1,052
Specialty Retail  0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(2)
(4) 2,127,647 2,213

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)
(2)(4) 406,249 4,314
6,527
Total Consumer Discretionary 7,579
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(2)(4) 841,026 —
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(2)(4) 144,247 —
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(2)(4) 26,661 —
Total Consumer Staples —
FINANCIALS  0.3%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $11,470 (1)(2)(4) 109,095 6,902
6,902
Financial Services  0.1%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(2)(4) 445,224 743
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(2)(4) 335,107 560
Stash Financial, Series H-1, Acquisition Date: 5/1/25,
Cost $800 (1)(2)(4) 479,125 800
Stash Financial, Series H-2, Acquisition Date: 5/1/25,
Cost $10,170 (1)(2)(4) 6,767,701 11,300
13,403
Insurance  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)
(2)(4) 1,296,510 11,409
11,409
Total Financials 31,714
HEALTH CARE  0.3%
Biotechnology  0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)
(2)(4) 331,043 477
477
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065 (1)
(2)(4) 211,518 273

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (1)(2)(4) 3,729,550 4,997
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(2)(4) 3,272,913 4,386
9,656
Life Sciences Tools & Services  0.2%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917 (1)(2)
(4) 1,011,567 11,916
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(2)(4) 472,388 7,592
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636 (1)(2)(4) 307,043 4,934
24,442
Total Health Care 34,575
INDUSTRIALS & BUSINESS SERVICES  0.5%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $14,587 (1)(2)(4) 367,537 81
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (1)
(2)(4) 2,622,728 7,277
7,358
Electrical Equipment  0.3%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776 (1)
(2)(4) 613,518 1,215
Tonian Holdings, Series A, Non-Voting Shares, Acquisition
Date: 1/15/21 - 7/20/21, Cost $8,392 (1)(2)(4)(6) 8,531,194 11,091
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325 (1)(2)(4)(6) 15,050,275 19,565
31,871
Professional Services  0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(2)
(4) 889,080 5,459
5,459
Total Industrials & Business Services 44,688
INFORMATION TECHNOLOGY  0.6%
Software  0.6%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,745 (1)(2)
(4) 129,187 3,294
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (1)
(2)(4) 241,168 6,150
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(2)
(4) 711,894 18,153

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227 (1)(2)
(4) 542,859 13,843
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(2)(4) 857,551 10,977
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (1)(2)
(4) 309,802 4,015
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(2)(4) 1,881,753 6,473
Total Information Technology 62,905
MATERIALS  0.6%
Chemicals  0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)
(2)(4) 275,749 5,392
5,392
Metals & Mining  0.5%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (1)(2)(4) 522,347 44,375
44,375
Total Materials 49,767
Total Convertible Preferred Stocks (Cost $311,682) 231,228
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Energy Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $144 (1)(2)(4)(5)(6) 143,910 164
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21
- 9/29/21, Cost $1,287 (1)(2)(4)(5)(6) 1,286,870 1,673
Total Energy 1,837
Total Preferred Stocks (Cost $1,431) 1,837
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 4.37% (6)(7) 56,066,415 56,066
Total Short-Term Investments (Cost $56,066) 56,066

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.37% (6)(7) 101,123,980 101,124
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 101,124
Total Securities Lending Collateral (Cost $101,124) 101,124
Total Investments in Securities
101.0% of Net Assets
(Cost $7,518,945) $ 9,723,143
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at June 30, 2025.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $312,916 and represents 3.3% of net assets.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Affiliated Companies
(7) Seven-day yield

T. ROWE PRICE Small-Cap Value Fund

ADR American Depositary Receipts
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Apiture  $ — $ (6,287) $ —
Apiture, Voting Shares  — (138) —
Applied Therapeutics  1 (3,449) —
Artesian Resources, Class A  4 1,190 360
Coastal Financial  631 7,914 —
Energy Reservoir Holdings, Class A-1  — — —
Energy Reservoir Holdings, Class A-3  — — —
Energy Reservoir Holdings, Class A-3  — — —
FS Bancorp  65 (1,167) 366
James River Group Holdings  4 4,143 280
John Marshall Bancorp  20 (1,937) 380
Karyopharm Therapeutics  2 (243) —
Live Oak Bancshares  139 (24,047) 147
Ponce Financial Group  726 184 —
Shyft Group  14 2,434 199
Southern First Bancshares  4 (822) —
Tonian Holdings, Series A, Non-Voting Shares  — — —
Tonian Holdings, Series A, Voting Shares  — — —
T. Rowe Price Government Reserve Fund,
4.37% — — 1,854 ++
Affiliates not held at period end (65,570) 47,091 443
Totals $ (63,960) # $ 24,866 $ 4,029 +

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
Apiture  $ * $ — $ — $ 8,695
Apiture, Voting Shares  * — — 189
Applied Therapeutics  * 4,133 13 3,569
Artesian Resources, Class A  16,955 1,716 69 19,792
Coastal Financial  64,509 — 3,294 *
Energy Reservoir Holdings,
Class A-1  11,272 — — 11,272
Energy Reservoir Holdings,
Class A-3  1,673 — — 1,673
Energy Reservoir Holdings,
Class A-3  164 — — 164
FS Bancorp  26,915 — 32 25,716
James River Group Holdings  11,941 2,364 1,786 16,662
John Marshall Bancorp  24,903 676 61 23,581
Karyopharm Therapeutics  — 2,172 5 1,924
Live Oak Bancshares  96,831 623 128 73,279
Monro  39,247 — 86,338 —
Ponce Financial Group  20,036 — 3,873 *
Shyft Group  21,953 2,023 67 26,343
Southern First Bancshares  18,802 — 59 17,921
Tonian Holdings, Series A,
Non-Voting Shares  11,091 — — 11,091
Tonian Holdings, Series A,
Voting Shares  19,565 — — 19,565
T. Rowe Price Government
Reserve Fund, 4.37% 414,001 ¤ ¤ 157,190
Total $ 418,626 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $4,029 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $455,593.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,518,945) $ 9,723,143
Receivable for investment securities sold 81,611
Receivable for shares sold 10,241
Dividends receivable 9,262
Cash 5,079
Due from affiliates 1,312
Other assets 225
Total assets 9,830,873
Liabilities
Obligation to return securities lending collateral 101,124
Payable for investment securities purchased 83,995
Payable for shares redeemed 13,489
Investment management fees payable 4,958
Payable to directors 8
Other liabilities 718
Total liabilities 204,292
NET ASSETS $ 9,626,581

T. ROWE PRICE Small-Cap Value Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,853,685
Paid-in capital applicable to 186,170,222 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,772,896
NET ASSETS $ 9,626,581
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,762,851; Shares outstanding: 72,863,855) $ 51.64
Advisor Class
(Net assets: $43,516; Shares outstanding: 845,648) $ 51.46
I Class
(Net assets: $2,834,664; Shares outstanding: 55,008,659) $ 51.53
Z Class
(Net assets: $2,985,550; Shares outstanding: 57,452,060) $ 51.97

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $198) $ 77,575
Securities lending 991
.
  Interest 772
Other 10
Total income 79,348
Expenses
Investment management 30,659
Shareholder servicing
Investor Class $ 2,786
Advisor Class 70
I Class 322 3,178
Rule 12b-1 fees
Advisor Class 55
Prospectus and shareholder reports
Investor Class 35
I Class 13
Z Class 1 49
Custody and accounting 205
Registration 67
Legal and audit 32
Directors 16
Miscellaneous 28
Waived / paid by Price Associates (9,540)
Total expenses 24,749
Net investment income 54,599

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 425,354
Foreign currency transactions (32)
Net realized gain 425,322
Change in net unrealized gain / loss
Securities (700,494)
Other assets and liabilities denominated in foreign currencies 6
Change in net unrealized gain / loss (700,488)
Net realized and unrealized gain / loss (275,166)
DECREASE IN NET ASSETS FROM OPERATIONS $ (220,567)

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 54,599 $ 101,038
Net realized gain 425,322 1,221,031
Change in net unrealized gain / loss (700,488) (200,761)
Increase (decrease) in net assets from operations (220,567) 1,121,308
Distributions to shareholders
Net earnings
Investor Class – (382,934)
Advisor Class – (4,223)
I Class – (279,911)
Z Class – (306,975)
Decrease in net assets from distributions – (974,043)
Capital share transactions
*
Shares sold
Investor Class 215,045 448,799
Advisor Class 1,278 5,840
I Class 151,254 386,986
Z Class 59,070 216,427
Distributions reinvested
Investor Class – 370,678
Advisor Class – 4,106
I Class – 252,343
Z Class – 306,975
Shares redeemed
Investor Class (583,508) (1,203,060)
Advisor Class (5,670) (26,779)
I Class (273,660) (621,206)
Z Class (189,600) (391,426)
Decrease in net assets from capital share
transactions (625,791) (250,317)

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Decrease during period (846,358) (103,052)
Beginning of period 10,472,939 10,575,991
End of period $ 9,626,581 $ 10,472,939
*Share information (000s)
Shares sold
Investor Class 4,258 8,272
Advisor Class 25 108
I Class 2,988 7,053
Z Class 1,156 4,084
Distributions reinvested
Investor Class – 6,650
Advisor Class – 74
I Class – 4,540
Z Class – 5,496
Shares redeemed
Investor Class (11,422) (22,068)
Advisor Class (111) (498)
I Class (5,435) (11,488)
Z Class (3,697) (7,296)
Decrease in shares outstanding (12,238) (5,073)

T. ROWE PRICE Small-Cap Value Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Value Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap
Value Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. The fund has four classes of shares: the Small-Cap
Value Fund, Inc. (Investor Class), the Small-Cap Value Fund–Advisor Class
(Advisor Class), the Small-Cap Value Fund–I Class (I Class) and the Small-
Cap Value Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE Small-Cap Value Fund

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the fund realized $15,627,000 of net gain on
$34,623,000 of in-kind redemptions.

T. ROWE PRICE Small-Cap Value Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Small-Cap Value Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE Small-Cap Value Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Small-Cap Value Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,166,131 $ 86,906 $ 65,960 $ 9,318,997
Convertible Bonds — — 13,891 13,891
Convertible Preferred Stocks — — 231,228 231,228
Preferred Stocks — — 1,837 1,837
Short-Term Investments 56,066 — — 56,066
Securities Lending Collateral 101,124 — — 101,124
Total $ 9,323,321 $ 86,906 $ 312,916 $ 9,723,143

T. ROWE PRICE Small-Cap Value Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2025, totaled $(29,107,000) for the six months ended June 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/25
Investment in Securities
Common Stocks $ 91,308 $ (15,007) $ — $ (10,341) $ 65,960
Convertible Bonds 20,594 267 3,200 (10,170) 13,891
Convertible Preferred Stocks 244,913 (15,848) 10,970 (8,807) 231,228
Preferred Stocks 1,837 — — — 1,837
Total $ 358,652 $ (30,588) $ 14,170 $ (29,318) $ 312,916

T. ROWE PRICE Small-Cap Value Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$65,960 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Private
company
valuation
—# —# —#
Probability
for potential
outcome
20%
- 40%
24% Increase
Enterprise
value to sales
multiple
1.4x
- 8.7x
2.1x Increase
Sales growth
rate
5%
- 16%
10% Increase
Enterprise
value to gross
profit multiple
4.3x
- 7.2x
4.6x Increase
Enterprise
value to
EBITDA
multiple
7.8x
- 20.4x
13.3x Increase
Enterprise
value to
gross written
premiums
multiple
2.2x
- 2.8x
2.5x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross written
premiums
growth rate
7% 7% Increase
Price to
tangible book
value multiple
2.0x
- 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Discount for
liquidation
preference
—# —# —#
Discount to
NAV
45% 45% Decrease
Discount to
public company
multiples
43%
- 52%
48% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
10%
- 100%
19% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
Model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 42% 42% Increase
Convertible
Bonds
$13,891 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$231,228 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Third-party
valuation
—# —# —#
Probability
for potential
outcome
20%
- 60%
33% Increase
Enterprise
value to sales
multiple
1.3x
- 8.7x
5.8x Increase
Sales growth
rate
4%
- 80%
20% Increase
Enterprise
value to gross
profit multiple
2.0x
- 8.8x
5.4x Increase
Gross profit
growth rate
6%
- 18%
14% Increase
Enterprise
value to
EBITDA
multiple
8.2x
- 20.4x
15.2x Increase
Enterprise
value to
gross written
premiums
multiple
2.2x
- 2.8x
2.5x Increase

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross written
premiums
growth rate
7% 7% Increase
Price to
tangible book
value multiple
2.0x
- 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Discount to
public company
multiples
43%
- 52%
48% Decrease
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$1,837 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Small-Cap Value Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $97,841,000; the value of cash collateral and related investments was $101,124,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,728,553,000 and
$2,238,335,000, respectively, for the six months ended June 30, 2025.

T. ROWE PRICE Small-Cap Value Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $7,531,000,000. Net unrealized gain aggregated $2,192,144,000 at period-end, of which $3,096,302,000 related to appreciated investments and $904,158,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Small-Cap Value Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Small-Cap Value Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2025 as indicated in the table below. At June 30, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.99% 1.24% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(9,540)

T. ROWE PRICE Small-Cap Value Fund

accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $1,210,000 for T. Rowe Price Services, Inc.;
and $216,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of June 30, 2025.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may

T. ROWE PRICE Small-Cap Value Fund

be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $24,000, which is included in Net realized gain
(loss) on Securities in the Statement of Operations.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,

T. ROWE PRICE Small-Cap Value Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Small-Cap Value Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025
(Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy

T. ROWE PRICE Small-Cap Value Fund

voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for small-cap core funds indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense
Group), the fund’s actual management fee rate ranked in the first quintile (Investor
Class Expense Group, Expense Universe, and Advisor Class Expense Group), and
the fund’s total expenses ranked in the second quintile (Investor Class Expense
Group) and first quintile (Expense Universe and Advisor Class Expense Group). At
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

the Adviser’s request, Broadridge also compared the fund against other relevant small-cap value funds. The information provided to the Board for small-cap value funds indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and Expense Universe)
and second quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group, Expense Universe, and
Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F46-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025